Non-Underlying Items - Additional information (Detail)	Dec. 14, 2022 $ / shares
Disclosure of Non Underlying Items [Line Items]
Par value per share of shares issued under share based payments transactions	$ 9.9
PCAC [Member]
Disclosure of Non Underlying Items [Line Items]
Par value per share of shares issued under share based payments transactions	$ 9.9